INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	As of December 31,
	2020	2019
Raw materials	$60,855	$90,605
Work in process	133,144	91,537
Finished goods	5,127	10,114
	$199,126	$192,256